CAPITAL MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Debt-to-total capitalization	17.00%	16.00%
Equity	$ 97,150	$ 79,872	$ 69,688
Corporate borrowings	6,409	5,659
Common and preferred equity [Member]
Disclosure of classes of share capital [line items]
Equity	$ 29,800	$ 28,200